Share-based compensation - Summary of Activity of Restricted Share Units (Details) - Restricted Share Units - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2011 Equity Incentive Plan
Units
Units, beginning balance (in shares)	186,796	451,198	937,839
Forfeitures (in shares)	(8,522)	(11,774)	(4,367)
Units, ending balance (in shares)	61,766	186,796	451,198
Units, exercisable (in shares)	0
Weighted-average grant-date fair value
Units, beginning balance (in dollars per share)	$ 8.70	$ 7.80	$ 7.50
Forfeitures (in dollars per share)	8.62	8.69	7.75
Units, ending balance (in dollars per share)	8.50	$ 8.70	$ 7.80
Units, exercisable (in dollars per share)	$ 0
Number of units outstanding (in shares)	61,766
Weighted-average grant-date fair market value per unit (in dollars per share)	$ 8.50
Total grant-date fair value	$ 525
Weighted-average accumulated percentage of service	92.90%
Stock-based compensation recognized in Additional paid-in capital	$ 488
Compensation expense not yet recognized	$ 37
Weighted-average period for recognition	1 month 6 days
2015 grant
Units
Vesting and partial vesting (in shares)			(101,928)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)			$ 6.33
2016 grant
Units
Vesting and partial vesting (in shares)		(110,213)	(114,045)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)		$ 4.70	$ 4.70
2017 grant
Units
Vesting and partial vesting (in shares)	(51,613)	(62,742)	(67,606)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)	$ 9.20	$ 9.20	$ 9.20
2018 grant
Units
Vesting and partial vesting (in shares)	(64,895)	(79,673)	(163,695)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)	$ 8.50	$ 8.50	$ 8.50
2019 grant
Units
Vesting and partial vesting (in shares)			(35,000)
Weighted-average grant-date fair value
Partial vesting (in dollars per share)			$ 8.00